Mortgage payable (Details) - Schedule of contractual undiscounted cash flows	Dec. 31, 2022 USD ($)
Mortgage payable (Details) - Schedule of contractual undiscounted cash flows [Line Items]
Total undiscounted mortgage obligations	$ 934,500
Less Than One Year [Member]
Mortgage payable (Details) - Schedule of contractual undiscounted cash flows [Line Items]
Total undiscounted mortgage obligations	534,000
One to five years [Member]
Mortgage payable (Details) - Schedule of contractual undiscounted cash flows [Line Items]
Total undiscounted mortgage obligations	$ 400,500